Pension, Health Care and Postretirement Benefits Other Than Pensions	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
PENSION, HEALTH CARE AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
PENSION, HEALTH CARE AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
The Company provides pension benefits to substantially all employees through primarily noncontributory defined contribution or defined benefit plans and certain health care and life insurance benefits to domestic active employees and eligible retirees. In accordance with the Retirement Benefits Topic of the ASC, the Company recognizes an asset for overfunded defined benefit pension or other postretirement benefit plans and a liability for unfunded or underfunded plans. In addition, actuarial gains and losses and prior service costs of such plans are recorded in Cumulative other comprehensive loss, a component of Shareholders’ equity. The amounts recorded in Cumulative other comprehensive loss will continue to be modified as actuarial assumptions and service costs change, and all such amounts will be amortized to expense over a period of years through the net pension cost (credit) and net periodic benefit cost.
Health care plans. The Company provides certain domestic health care plans that are contributory and contain cost-sharing features such as deductibles and coinsurance. There were 26,565, 22,708 and 21,918 active employees entitled to receive benefits under these plans at December 31, 2017, 2016 and 2015, respectively. The cost of these benefits for active employees, which includes claims incurred and claims incurred but not reported, amounted to $281,158, $220,589 and $217,781 for 2017, 2016 and 2015, respectively.
Defined contribution pension plans. The Company’s annual contribution for its domestic defined contribution pension plan was $38,426, $36,731 and $35,435 for 2017, 2016 and 2015, respectively. The contribution percentage ranges from two percent to seven percent of compensation for covered employees based on an age and service formula. Assets in employee accounts of the domestic defined contribution pension plan are invested in various investment funds as directed by the participants. These investment funds did not own a significant number of shares of the Company’s common stock for any year presented. In connection with the Acquisition, the Company acquired two defined contribution plans.
The Company’s annual contributions for its foreign defined contribution pension plans, which are based on various percentages of compensation for covered employees up to certain limits, were $10,480, $6,676 and $5,888 for 2017, 2016 and 2015, respectively. Assets in employee accounts of the foreign defined contribution pension plans are invested in various investment funds. These investment funds did not own a significant number of shares of the Company’s common stock for any year presented.
Defined benefit pension plans. Prior to December 31, 2017, the Company had one salaried and one hourly domestic defined benefit pension plan. In connection with the Acquisition, the Company acquired Valspar's domestic defined benefit pension plan. Effective December 31, 2017, the three domestic defined benefit pension plans were merged into one plan. The Company also has thirty-one foreign defined benefit pension plans, twelve of which were acquired through the Acquisition.
At December 31, 2017, the domestic defined benefit pension plan was overfunded, with a projected benefit obligation of $916,175, fair value of plan assets of $1,188,638 and excess plan assets of $272,463. The plan is funded in accordance with all applicable regulations at December 31, 2017 and no funding will be required in 2018. At December 31, 2016, the domestic salaried and hourly defined benefit pension plans were overfunded, with a projected benefit obligation of $632,797, fair value of plan assets of $847,013 and excess plan assets of $214,216. At December 31, 2015, the domestic salaried and hourly defined benefit pension plan were overfunded, with a projected benefit obligation of $624,791, fair value of plan assets of $858,605 and excess plan assets of $233,814.
At December 31, 2017, twenty-six of the Company’s foreign defined benefit pension plans were unfunded or underfunded, with combined accumulated benefit obligations, projected benefit obligations, fair values of net assets and deficiencies of plan assets of $190,241, $230,479, $136,674 and $93,805, respectively. The $142,725 increase in the combined projected benefit obligations of all foreign defined benefit pension plans from 2016 was primarily due to the acquired Valspar plans.
The Company expects to make the following benefit payments for all domestic and foreign defined benefit pension plans: $75,782 in 2018; $72,174 in 2019; $74,673 in 2020; $75,322 in 2021; $75,864 in 2022; and $375,592 in 2022 through 2026. The Company expects to contribute $6,131 to the foreign plans in 2018.
The estimated net actuarial losses and prior service costs for the defined benefit pension plans that are expected to be amortized from Cumulative other comprehensive loss into the net pension costs in 2018 are $1,532 and $1,458, respectively.

The following table summarizes the components of the net pension costs and Cumulative other comprehensive loss related to the defined benefit pension plans:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2017	2016	2015	2017	2016	2015
Net pension costs (credits):
Service costs	$21,711	$22,291	$21,120	$7,039	$4,225	$5,071
Interest costs	31,085	26,498	24,535	8,177	7,441	8,719
Expected returns on plan assets	(48,275)	(50,197)	(52,095)	(9,070)	(6,915)	(9,296)
Amortization of prior service costs	1,362	1,205	1,310
Amortization of actuarial losses	6,210	4,532	1,962	1,833	1,540	1,910
Ongoing pension costs (credits)	12,093	4,329	(3,168)	7,979	6,291	6,404
Settlement costs (credits)	(1,990)			71	4,231	3,255
Net pension costs (credits)	10,103	4,329	(3,168)	8,050	10,522	9,659
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial (gains) losses arising during the year	(65,829)	18,926	15,359	(13,960)	17,030	1,907
Prior service costs arising during the year	844	2,081
Amortization of actuarial losses	(4,220)	(4,532)	(1,962)	(1,904)	(1,540)	(1,910)
Amortization of prior service costs	(1,362)	(1,205)	(1,310)
Exchange rate loss recognized during year				4,133	(11,627)	(5,830)
Total recognized in Cumulative other comprehensive loss	(70,567)	15,270	12,087	(11,731)	3,863	(5,833)
Total recognized in net pension costs (credits) and Cumulative other comprehensive loss	$(60,464)	$19,599	$8,919	$(3,681)	$14,385	$3,826

The Company employs a total return investment approach for the domestic and foreign defined benefit pension plan assets. A mix of equities and fixed income investments are used to maximize the long-term return of assets for a prudent level of risk. In determining the expected long-term rate of return on defined benefit pension plan assets, management considers the historical rates of return, the nature of investments and an expectation of future investment strategies. The target allocations for plan assets are 35 – 65 percent equity securities and 35 – 55 percent fixed income securities.
The following tables summarize the fair value of the defined benefit pension plan assets at December 31, 2017, 2016 and 2015. The presentation is in accordance with the Retirement Benefits Topic of the ASC, as updated by ASU No. 2015-07 (see Note 1).

	Fair value at December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Equity investments (1)	$514,983	$409,911	$105,072
Fixed income investments (2)	380,902	146,816	234,086
Other assets (3)	39,196		39,196
Total investments in fair value hierarchy	935,081	$556,727	$378,354
Investments measured at NAV or its equivalent (4)	533,561
Total investments	$1,468,642

	Fair value at December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Equity investments (1)	$393,045	$321,152	$71,893
Fixed income investments (2)	294,103	144,668	149,435
Other assets (3)	14,643		14,643
Total investments in fair value hierarchy	701,791	$465,820	$235,971
Investments measured at NAV or its equivalent (4)	310,230
Total investments	$1,012,021

	Fair value at December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Equity investments (1)	$435,690	$372,033	$63,657
Fixed income investments (2)	290,470	141,448	149,022
Other assets (3)	16,361		16,361
Total investments in fair value hierarchy	742,521	$513,481	$229,040
Investments measured at NAV or its equivalent (4)	278,423
Total investments	$1,020,944

(1) This category includes actively managed equity assets that track primarily to the S&P 500.
(2) This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.
(3) This category includes real estate and pooled investment funds.
(4) This category includes pooled investment funds and private equity funds that are measured at NAV or its equivalent using the practical expedient. Therefore, these investments are not classified in the fair value hierarchy.

Included as equity investments in the domestic defined benefit pension plan assets at December 31, 2017 were 300,000 shares of the Company’s common stock with a market value of $123,012, representing 10.3 percent of total domestic plan assets. Dividends received on the Company’s common stock during 2017 totaled $1,020.
The following table summarizes the obligations, plan assets and assumptions used for the defined benefit pension plans, which are all measured as of December 31:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2017	2016	2015	2017	2016	2015
Accumulated benefit obligations at end of year	$913,363	$630,159	$621,873	$308,164	$172,047	$172,426
Projected benefit obligations:
Balances at beginning of year	$632,797	$624,791	$653,338	$206,873	$201,854	$234,524
Service costs	21,711	22,291	21,120	7,039	4,225	5,071
Interest costs	31,085	26,498	24,535	8,177	7,441	8,719
Actuarial losses (gains)	67,945	8,132	(40,602)	(4,002)	43,736	(3,045)
Acquisition	246,894			115,045
Contributions and other	844	2,081		1,397	947	1,072
Settlements	(43,381)			(758)	(14,862)	(18,707)
Effect of foreign exchange				22,938	(30,360)	(17,211)
Benefits paid	(41,720)	(50,996)	(33,600)	(7,112)	(6,108)	(8,569)
Balances at end of year	916,175	632,797	624,791	349,597	206,873	201,854
Plan assets:
Balances at beginning of year	847,013	858,605	896,071	165,008	162,339	187,645
Actual returns on plan assets	182,049	39,404	(3,866)	16,282	33,569	4,844
Acquisition	244,677			82,314
Contributions and other				6,048	15,019	11,424
Settlements	(43,381)			(758)	(14,862)	(18,707)
Effect of foreign exchange				18,222	(24,949)	(14,298)
Benefits paid	(41,720)	(50,996)	(33,600)	(7,112)	(6,108)	(8,569)
Balances at end of year	1,188,638	847,013	858,605	280,004	165,008	162,339
Excess (deficient) plan assets over projected benefit obligations	$272,463	$214,216	$233,814	$(69,593)	$(41,865)	$(39,515)
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	$272,463	$214,216	$233,814	$24,280	$11,313	$11,068
Other accruals				(2,523)	(1,522)	(1,442)
Other long-term liabilities				(91,350)	(51,656)	(49,141)
	$272,463	$214,216	$233,814	$(69,593)	$(41,865)	$(39,515)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(64,799)	$(134,847)	$(120,454)	$(33,873)	$(45,604)	$(41,741)
Prior service costs	(5,496)	(6,015)	(5,138)
	$(70,295)	$(140,862)	$(125,592)	$(33,873)	$(45,604)	$(41,741)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	3.60%	4.20%	4.40%	2.73%	3.21%	4.20%
Rate of compensation increase	3.33%	3.38%	3.14%	3.69%	4.43%	4.00%
Weighted-average assumptions used to determine net pension costs:
Discount rate	4.15%	4.40%	3.95%	3.88%	4.20%	3.92%
Expected long-term rate of return on assets	5.00%	6.00%	6.00%	4.75%	4.70%	4.84%
Rate of compensation increase	3.30%	3.14%	4.00%	4.33%	4.00%	3.70%

Postretirement Benefits Other Than Pensions. Employees of the Company hired in the United States prior to January 1, 1993 who are not members of a collective bargaining unit, and certain groups of employees added through acquisitions, are eligible for health care and life insurance benefits upon
retirement, subject to the terms of the unfunded plans. There were 3,486, 4,524 and 4,442 retired employees entitled to receive such postretirement benefits at December 31, 2017, 2016 and 2015, respectively.

The following table summarizes the obligation and the assumptions used for postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2017	2016	2015
Benefit obligation:
Balance at beginning of year - unfunded	$265,137	$263,383	$295,149
Service cost	2,105	2,244	2,485
Interest cost	10,749	11,009	11,182
Acquisition	17,010
Actuarial loss (gain)	11,637	7,548	(19,370)
Plan amendments			(9,269)
Benefits paid	(15,815)	(19,047)	(16,794)
Balance at end of year - unfunded	$290,823	$265,137	$263,383
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$(274,675)	$(250,397)	$(248,523)
Other accruals	(16,148)	(14,740)	(14,860)
	$(290,823)	$(265,137)	$(263,383)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(44,147)	$(23,211)	$(15,664)
Prior service credits	12,625	19,205	25,784
	$(31,522)	$(4,006)	$10,120
Weighted-average assumptions used to determine benefit obligation:
Discount rate	3.61%	4.10%	4.30%
Health care cost trend rate - pre-65	7.00%	6.00%	6.00%
Health care cost trend rate - post-65	5.00%	5.50%	5.00%
Prescription drug cost increases	11.00%	10.50%	11.50%
Employer Group Waiver Plan (EGWP) trend rate	11.00%	10.60%	11.50%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.10%	4.30%	3.90%
Health care cost trend rate - pre-65	6.00%	6.00%	7.00%
Health care cost trend rate - post-65	5.50%	5.00%	6.50%
Prescription drug cost increases	10.50%	11.50%	6.50%

The following table summarizes the components of the net periodic benefit cost and Cumulative other comprehensive loss related to postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2017	2016	2015
Net periodic benefit cost:
Service cost	$2,105	$2,244	$2,485
Interest cost	10,749	11,009	11,182
Amortization of actuarial losses	32		1,011
Amortization of prior service credit	(6,579)	(6,578)	(4,529)
Ongoing pension costs (credits)	6,307	6,675	10,149
Settlement (credits) costs	(9,332)
Net pension (credits) costs	(3,025)	6,675	10,149

Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial loss (gain) arising during the year	11,637	7,548	(19,370)
Prior service credit arising during the year			(9,269)
Amortization of actuarial losses	(32)		(1,011)
Settlement costs	9,332
Amortization of prior service credit	6,579	6,578	4,529
Total recognized in Cumulative other comprehensive loss	27,516	14,126	(25,121)
Total recognized in net periodic benefit cost and Cumulative other comprehensive loss	$24,491	$20,801	$(14,972)

The estimated net actuarial losses and prior service (credits) for postretirement benefits other than pensions that are expected to be amortized from Cumulative other comprehensive loss into net periodic benefit cost in 2018 are $2,326 and $(6,569), respectively.
The assumed health care cost trend rate and prescription drug cost increases used to determine the net periodic benefit cost for postretirement health care benefits for 2018 both decrease in each successive year until reaching 4.5 percent in 2026. The assumed health care and prescription drug cost trend rates have a significant effect on the amounts reported for the postretirement health care benefit obligation. A one-percentage-point change in assumed health care and prescription drug cost trend rates would have had the following effects at December 31, 2017:

	One-Percentage Point
	Increase	(Decrease)
Effect on total of service and interest cost components	$104	$(124)
Effect on the postretirement benefit obligation	$2,655	$(2,794)

The Company expects to make retiree health care benefit cash payments as follows:

Expected Cash Payments
2018	$17,192
2019	18,139
2020	19,058
2021	19,541
2022	19,816
2023 through 2027	98,270
Total expected benefit cash payments	$192,016